Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

From time to time, the Company may be involved in various claims and legal actions arising in the ordinary course of our business. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company, threatened against or affecting the Company, in which an adverse decision could have a material adverse effect upon our business, operating results, or financial condition.

COMMITMENTS

The Company leases warehouse space and equipment in the U.S., which are classified as operating leases expiring at various dates. The Company determines if an arrangement qualifies as a lease at the lease inception. Operating lease liabilities are recorded based on the present value of the future lease payments over the lease term, assessed as of the commencement date. The Company’s real estate lease is for a fulfillment center, with a lease term of 5 years expiring in August 2025. The Company has elected to account for the lease and non-lease components (insurance and property taxes) as a single lease component for its real estate leases. Lease payments, which includes lease components and non-lease components, are included in the measurement of the Company’s lease liabilities to the extent that such payments are either fixed amounts or variable amounts based on a rate or index (fixed in substance) as stipulated in the lease contract. Any actual costs in excess of such amounts are expensed as incurred as variable lease cost.

The Company’s lease agreements generally do not specify an implicit borrowing rate, and as such, the Company uses its incremental borrowing rate to calculate the present value of the future lease payments. The discount rate represents a risk-adjusted rate on a secured basis and is the rate at which the Company would borrow funds to satisfy the scheduled lease liability payment streams. The Company entered into a new five-year lease agreement in June 2020 for new warehouse space located in Louisville, Kentucky. The Right of Use (“ROU”) asset value added as a result of this new lease agreement was $0.3 million. The Company’s ROU asset and lease liability accounts reflect the inclusion of this lease in the Company’s balance sheets as of September 30, 2024 and December 31, 2023. The current monthly rent of $6.8 thousand increased from the commencement amount of $6.6 thousand in September 2024 in accordance with the lease agreement, which requires that the rent increase 3% annually.

The Company’s lease agreements include options for the Company to either renew or early terminate the lease. Renewal options are reviewed at lease commencement to determine if such options are reasonably certain of being exercised, which could impact the lease term. When determining if a renewal option is reasonably certain of being exercised, the Company considers several factors, including significance of leasehold improvements on the property, whether the asset is difficult to replace, or specific characteristics unique to the lease that would make it reasonably certain that the Company would exercise the option. In most cases, the Company has concluded that renewal and early termination options are not reasonably certain of being exercised by the Company and thus not included in the Company’s ROU asset and lease liability.

For the three and nine months ended September 30, 2024, total operating lease cost was $19.2 thousand and $57.6 thousand, respectively, and was recorded in direct operating costs. Operating lease cost for the three and nine months ended September 30, 2023 amounted to $25.4 thousand and $76.2 thousand, respectively, and was recorded in direct operating costs and general and administrative expenses. Operating lease cost is recognized on a straight-line basis over the lease term. The following summarizes (i) the future minimum undiscounted lease payments under the non-cancelable lease for each of the next three years and thereafter, incorporating the practical expedient to account for lease and non-lease components as a single lease component for our existing real estate lease, (ii) a reconciliation of the undiscounted lease payments to the present value of the lease liabilities, and (iii) the lease-related account balances on the Company’s balance sheet as of September 30, 2024:

Year Ending December 31,
2024 (for the remainder of 2024)	20,400
2025	54,400
Total future minimum lease payments	$74,800
Less imputed interest	(4,642)
Total present value of future minimum lease payments	$70,158

As of September 30, 2024
Operating lease right-of-use assets	$65,758

Accrued expenses	$70,158

As of September 30, 2024
Weighted Average Remaining Lease Term	0.92
Weighted Average Discount Rate	13.00%

NOTE 11 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

From time to time, the Company may be involved in various claims and legal actions arising in the ordinary course of our business. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of the Company or any of our subsidiaries, threatened against or affecting our company, or any of our subsidiaries in which an adverse decision could have a material adverse effect upon our business, operating results, or financial condition.

COMMITMENTS

The Company leases warehouse space and equipment, in the U.S., which is classified as operating leases expiring at various dates. The Company determines if an arrangement qualifies as a lease at the lease inception. Operating lease liabilities are recorded based on the present value of the future lease payments over the lease term, assessed as of the commencement date. The Company’s real estate lease is for a fulfillment center, with a lease term of 5 years expiring in August 2025. The Company has elected to account for the lease and non-lease components (insurance and property taxes) as a single lease component for its real estate leases. Lease payments, which includes lease components and non-lease components, are included in the measurement of the Company’s lease liabilities to the extent that such payments are either fixed amounts or variable amounts based on a rate or index (fixed in substance) as stipulated in the lease contract. Any actual costs in excess of such amounts are expensed as incurred as variable lease cost.

The Company’s lease agreements generally do not specify an implicit borrowing rate, and as such, the Company uses its incremental borrowing rate to calculate the present value of the future lease payments. The discount rate represents a risk-adjusted rate on a secured basis and is the rate at which the Company would borrow funds to satisfy the scheduled lease liability payment streams. The Company entered into a new five-year lease agreement in June 2020 for new warehouse space located in Louisville, Kentucky. The Right of Use (ROU) asset value added as a result of this new lease agreement was $0.3 million. The Company’s ROU asset and lease liability accounts reflect the inclusion of this lease in the Company’s balance sheet as of December 31, 2023. The current monthly rent of $6.6 thousand increased from the commencement amount of $6.4 thousand in September 2023 in accordance with the 3% annual increase.

The Company’s lease agreements include options for the Company to either renew or early terminate the lease. Renewal options are reviewed at lease commencement to determine if such options are reasonably certain of being exercised, which could impact the lease term. When determining if a renewal option is reasonably certain of being exercised, the Company considers several factors, including significance of leasehold improvements on the property, whether the asset is difficult to replace, or specific characteristics unique to the lease that would make it reasonably certain that the Company would exercise the option. In most cases, the Company has concluded that renewal and early termination options are not reasonably certain of being exercised by the Company and thus not included in the Company’s ROU asset and lease liability.

For the year ended December 31, 2023, total operating lease cost was $78.5 thousand and is recorded in direct operating costs. Operating lease cost is recognized on a straight-line basis over the lease term. The following summarizes (i) the future minimum undiscounted lease payments under the non-cancelable lease for each of the next three years and thereafter, incorporating the practical expedient to account for lease and non-lease components as a single lease component for our existing real estate lease, (ii) a reconciliation of the undiscounted lease payments to the present value of the lease liabilities, and (iii) the lease-related account balances on the Company’s balance sheet as of December 31, 2023:

Year Ending December 31,
2024	$80,000
2025	54,400
Total future minimum lease payments	$134,400
Less imputed interest	(14,238)
Total present value of future minimum lease payments	$120,162

As of December 31, 2023
Operating lease right-of-use assets	$113,761

Other accrued expenses	$68,321
Other long-term liabilities	51,841
$120,162

As of December 31, 2023

Weighted Average Remaining Lease Term	1.67
Weighted Average Discount Rate	13.00%